INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock shares no par value	$ 0	$ 0
Common stock shares authorized	500,000,000	500,000,000
Common stock shares outstanding	135,271,769	134,098,120
Common stock shares issued	135,271,769	134,098,120